UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT FUND, INC. - USAA LONG-TERM FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004



[LOGO OF USAA]
   USAA(R)

                                  USAA LONG-TERM Fund

                                              [GRAPHIC OF LONG-TERM FUND]

                      3rd Quarter Portfolio of Investments
--------------------------------------------------------------------------------
   DECEMBER 31, 2004                              USAA National Tax-Exempt Funds

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies:
                     Dexia Credit Local or SunTrust Bank.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies:
                     Florida General Obligation; National Union Fire Insurance Co., Pittsburgh; Puerto Rico General Obligation; Texas Permanent School Fund; or Utah General Obligation.

             (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP    Certificate of Participation

              EDC    Economic Development Corp.

              ETM    Escrowed to final maturity

              GO     General Obligation

              IDA    Industrial Development Authority/Agency

              IDC    Industrial Development Corp.

              ISD    Independent School District

              MFH    Multifamily Housing

              MLO    Municipal Lease Obligation

              MTA    Metropolitan Transportation Authority

              PCRB   Pollution Control Revenue Bond

              PRE    Prerefunded to a date prior to maturity

              RB     Revenue Bond

              SFH    Single-Family Housing

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                               COUPON            FINAL         MARKET
    AMOUNT    SECURITY                                                                     RATE         MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (95.7%)

              ALABAMA (3.2%)
   $ 9,410    Jefferson County Sewer Revenue Capital Improvement Warrants,
                Series 2002D (PRE)(INS)                                                    5.25%       2/01/2024     $   10,651
              Marshall County Health Care Auth. RB,
     1,000      Series 2002A                                                               6.25        1/01/2022          1,098
     1,150      Series 2002A                                                               5.75        1/01/2032          1,204
     1,500      Series 2002D                                                               5.75        1/01/2032          1,571
              Montgomery BMC Special Care Facilities Financing Auth. RB,
     5,000      Series 2004A-2 (Baptist Health) 5.00%, 11/15/2007 (INS)                    4.92(b)    11/15/2024          4,399
     4,000      Series 2004C (Baptist Health)                                              5.25       11/15/2029          4,020
              Parks System Improvement Corp. GO,
     7,670      Series 2001C                                                               5.00        6/01/2020          8,208
     7,805      Series 2001C                                                               5.00        6/01/2021          8,186
              Public School and College RB,
    15,000      Series 1999A (INS)                                                         5.50        9/01/2029         16,341
     4,140      Series 2001A                                                               5.00        2/01/2020          4,426
    11,000    Univ. of Alabama at Birmingham Hospital RB, Series 2000A (INS)               5.88        9/01/2031         12,368

              ALASKA (0.3%)
     2,000    Anchorage GO, Series 2003B (INS)                                             5.25        9/01/2018          2,204
     4,095    Municipality of Anchorage GO, Series 2001A (INS)                             5.00        6/01/2019          4,396

              ARIZONA (0.3%)
     5,500    School Facilities Board RB, Series 2002                                      5.25        7/01/2018          6,080

              ARKANSAS (0.0%)(c)
     1,000    Univ. of Arkansas Board of Trustees RB, Series 2004B (INS)                   5.00       11/01/2028          1,036

              CALIFORNIA (4.4%)
     5,165    Department of Water Resources Central Valley Project RB, Series Y (INS)      5.25       12/01/2018          5,700
    15,000    Department of Water Resources Power Supply RB, Series 2002A (INS)            5.50        5/01/2013         17,130
              Golden State Tobacco Securitization RB (State Appropriation Enhanced),
     4,000      Series 2003B                                                               5.75        6/01/2022          4,244
    14,570      Series 2003B                                                               5.38        6/01/2028         15,137
    11,800      Series 2003B                                                               5.50        6/01/2033         12,521
              San Diego County Water Auth. COP,
     5,000      Series 2004A (INS)                                                         5.00        5/01/2031          5,161
    10,000    State GO                                                                     5.50        4/01/2028         10,772
    10,000    State GO                                                                     5.00        3/01/2029         10,203
    10,000    State GO                                                                     5.50        4/01/2030         10,723
     9,105    State Public Works Board Lease RB (MLO), Series 2004F                        5.00       11/01/2029          9,321

              COLORADO (1.7%)
    11,000    Denver City and County COP (MLO), Series 2000B (PRE)(INS)                    5.50       12/01/2025         12,602
              Denver Health and Hospital Auth. RB,
     1,000      Series 2001A                                                               6.00       12/01/2023          1,050
     3,730      Series 2001A                                                               6.00       12/01/2031          3,894
     3,000      Series A                                                                   6.25       12/01/2033          3,235
     1,000    Eagle Bend Metropolitan District No. 2 GO, Series 2003 (INS)                 5.25       12/01/2023          1,059
     4,000    Health Facilities Auth. RB,
                Series 2002A (Covenant Retirement Communities, Inc.)(INS)                  5.50       12/01/2027          4,250
    11,480    Summit County Sports Facilities RB, Series 1990                              7.88        9/01/2008         13,520

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                               COUPON            FINAL         MARKET
    AMOUNT    SECURITY                                                                     RATE         MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              CONNECTICUT (3.7%)
              Mashantucket (Western) Pequot Tribe RB,
   $64,950      Series 1997B(a)                                                            5.75%       9/01/2027     $   66,937
     1,500      Series 1999A(a)                                                            5.50        9/01/2028          1,535
              State GO,
     5,000      Series 2001D (PRE)                                                         5.13       11/15/2015          5,552
     5,900      Series 2002D                                                               5.38       11/15/2021          6,529
     4,000    Transportation Infrastructure Special Tax Obligation RB,
                Series 2001B (INS)                                                         5.38       10/01/2015          4,462

              DISTRICT OF COLUMBIA (2.5%)
              GO,
    15,320      Series 1999A (PRE)(INS)                                                    5.50        6/01/2029         17,272
    37,580      Series 1999A (INS)                                                         5.50        6/01/2029         40,689

              FLORIDA (2.1%)
              Board of Education Public Education GO,
    15,665      Series 1998E (NBGA)                                                        5.63        6/01/2025         17,277
     7,000      Series 1998E (NBGA)                                                        5.63        6/01/2029          7,720
     5,000    Collier County School Board COP (MLO), Series 2002 (INS)                     5.38        2/15/2022          5,481
    10,000    Miami Limited Ad Valorem Tax Bonds GO, Series 2002 (INS)                     5.50        1/01/2021         11,186
     2,000    Orange County Health Facilities Auth. RB, Series 2002                        5.75       12/01/2027          2,138
     3,050    Palm Beach County School Board COP (MLO), Series 2002C (INS)                 5.00        8/01/2027          3,146

              GEORGIA (2.0%)
    12,000    Fayette County Public Facilities Auth. RB, Series 2000 (PRE)                 5.88        6/01/2028         13,878
     8,000    Henry County Water and Sewage Auth. RB, Series 2000 (INS)                    5.63        2/01/2030          8,797
              Municipal Electric Auth. RB,
     3,085      Series 2002A (PRE)(INS)                                                    5.25       11/01/2021          3,364
     2,000      Series 2002A (INS)                                                         5.25       11/01/2022          2,178
     5,000    Private Colleges and Univ. Auth. RB, Series 1999A                            5.50       11/01/2025          5,448
    10,000    Savannah Economic Development Auth. PCRB, Series 1995                        6.15        3/01/2017         11,451

              ILLINOIS (8.1%)
     3,000    Chicago GO, Series A (INS)                                                   5.25        1/01/2029          3,191
     5,000    Chicago Special Assessment Improvement Bonds, Series 2002                    6.75       12/01/2032          5,181
              Chicago-O'Hare International Airport RB,
     3,445      Series 2001B (INS)                                                         5.13        1/01/2020          3,657
     3,060      Series 2001B (INS)                                                         5.13        1/01/2021          3,234
    17,200    Finance Auth. RB, Series 2004 (SwedishAmerican Hospital)(INS)                5.00       11/15/2031         17,494
              Health Facilities Auth. RB,
     9,925      Series 1985A (Univ. of Chicago)                                            5.50        8/01/2020         10,962
    17,775      Series 1992 (Mercy Hospital)                                               7.00        1/01/2015         14,383
     7,000      Series 1998 (Centegra Health Sys.)                                         5.25        9/01/2024          6,981
     5,030      Series 2000 (Riverside Health Sys.)(PRE)                                   6.85       11/15/2029          6,057
              Metropolitan Pier and Exposition Auth. RB,
     8,000      Series 2002A (INS)                                                         5.50        6/15/2023          8,784
     5,000      Series 2002B, 5.50%, 6/15/2012 (INS)                                       5.50(b)     6/15/2020          3,783
     2,500      Series 2002B, 5.55%, 6/15/2012 (INS)                                       5.55(b)     6/15/2021          1,882
    13,850    Quincy Hospital RB, Series 1993                                              6.00       11/15/2018         14,004
    23,980    Regional Transportation Auth. GO, Series 1999 (INS)                          5.75        6/01/2020         28,605
    37,550    Regional Transportation Auth. RB, Series 2000A (INS)                         6.50        7/01/2030         48,364
     3,000    Schaumburg GO, Series B (INS)                                                5.25       12/01/2034          3,187
     4,555    State Sales Tax RB, FIRST Series 2001                                        5.13        6/15/2019          4,916

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4

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                               COUPON            FINAL         MARKET
    AMOUNT    SECURITY                                                                     RATE         MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              INDIANA (2.0%)
              Bond Bank State Revolving Fund RB,
   $10,440      Series 2000A                                                               5.50%       8/01/2021     $   11,571
    11,015      Series 2000A                                                               5.50        8/01/2022         12,208
     7,500    St. Joseph County Hospital Auth. RB, Series 2000 (INS)                       5.63        8/15/2033          8,181
              Transportation Finance Auth. Highway RB (MLO),
       805      Series 2000 (PRE)                                                          5.38       12/01/2025            910
     4,195      Series 2000                                                                5.38       12/01/2025          4,540
     7,410      Series 2003A (PRE)(INS)                                                    5.25        6/01/2016          8,403

              IOWA (0.2%)
              Finance Auth. HealthCare RB,
     1,000      Series 2001 (INS)                                                          5.25        5/15/2021          1,065
     3,495      Series 2001 (INS)                                                          5.25        5/15/2026          3,648

              KENTUCKY (0.2%)
     5,000    Commonwealth State Property & Buildings Commission RB (PRE)(INS)             5.38       10/01/2016          5,676

              LOUISIANA (0.2%)
              Gasoline and Fuels Tax RB,
     2,440      Series 2002A (INS)                                                         5.38        6/01/2020          2,701
     2,245      Series 2002A (INS)                                                         5.38        6/01/2021          2,480

              MAINE (1.4%)
    27,750    State Turnpike Auth. RB, Series 2000 (INS)                                   5.75        7/01/2028         31,079

              MASSACHUSETTS (2.8%)
              Commonwealth GO,
     9,350      Series 2002B (PRE)(INS)                                                    5.50        3/01/2018         10,584
     4,790      Series 2002D (PRE)(INS)                                                    5.38        8/01/2022          5,400
    15,055    Commonwealth Special Obligation RB, Series 2002A (PRE)(INS)                  5.38        6/01/2020         16,952
     5,000    Health and Education Facilities Auth. RB, Series 2000A(INS)                  5.88       10/01/2029          5,663
     2,500    Municipal Wholesale Electric Co. RB, Series 2001A (INS)                      5.25        7/01/2016          2,745
              Water Pollution Abatement GO,
     4,925      Series 6 (PRE)                                                             5.25        8/01/2020          5,557
        75      Series 6                                                                   5.25        8/01/2020             83
    16,000    Water Resources Auth. RB, Series 2000A (INS)                                 5.75        8/01/2030         17,943

              MICHIGAN (3.7%)
     4,100    Detroit GO, Series 2001-A1 (INS)                                             5.38        4/01/2017          4,556
              Hospital Finance Auth. RB,
    15,500      Series 1995A (PRE)                                                         7.50       10/01/2027         16,125
    43,000      Series 1999A (Ascension Hospital)(PRE)                                     6.13       11/15/2026         49,897
    10,000    Municipal Auth. Clean Water RB, Series 1999 (PRE)                            5.50       10/01/2021         11,345
     2,875    Wayne Charter County Airport RB, Series 2002C (INS)                          5.38       12/01/2018          3,174

              MINNESOTA (2.2%)
    39,675    St. Paul Housing and Redevelopment Auth. Hospital RB, Series 1993A           6.63       11/01/2017         40,025
    10,000    Washington County Housing and Redevelopment Auth. RB, Series 1998            5.50       11/15/2027          9,560

              MISSISSIPPI (0.1%)
     2,520    Hospital Equipment and Facilities Auth. RB, Series 2000 (INS)                5.50        1/01/2027          2,683

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                               COUPON            FINAL         MARKET
    AMOUNT    SECURITY                                                                     RATE         MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              MISSOURI (0.5%)
   $10,000    Highways and Transportation Commission RB, Series 2001A                      5.00%       2/01/2015     $   10,844

              NEBRASKA (0.7%)
     3,665    Lancaster County School District No. 1 GO, Series 2002                       5.25        1/15/2022          3,981
              Platte County Hospital Auth. No. 1 RB,
     4,500      Series 2000 (INS)                                                          6.10        5/01/2025          5,007
     6,500      Series 2000 (INS)                                                          6.15        5/01/2030          7,211

              NEVADA (2.9%)
    14,650    Clark County EDC RB, Series 1999                                             5.50        5/15/2029         15,195
    21,000    Clark County GO, Series 2000 (INS)                                           5.50        7/01/2025         22,833
    11,570    Clark County School District GO, Series 2001D (INS)                          5.25        6/15/2019         12,865
    14,180    Truckee Meadows Water Auth. RB, Series 2001A (INS)                           5.13        7/01/2020         15,294

              NEW HAMPSHIRE (0.1%)
     2,915    Health and Education Facilities Auth. RB (INS)                               5.00       10/01/2024          3,062

              NEW JERSEY (4.1%)
              Camden County Improvement Auth. RB,
    15,000      Series 1997                                                                6.00        2/15/2027         15,513
     3,000      Series 2004A                                                               5.75        2/15/2034          3,131
              Economic Development Auth. RB,
     5,000      Series 2004                                                                5.50        6/15/2024          5,190
     6,000      Series 2004                                                                5.75        6/15/2029          6,296
     2,500      Series 2004                                                                5.50        6/15/2031          2,570
    20,000      Series A (INS)                                                             5.25        7/01/2031         21,348
     5,000    Highway Auth. RB, Series 2001 (Garden State Parkway)(PRE)(INS)               5.25        1/01/2018          5,637
     2,500    Transportation Trust Fund Auth., Series 2003C (PRE)                          5.50        6/15/2024          2,730
    30,020    Turnpike Auth. RB, Series 2000A                                              5.50        1/01/2027         31,619

              NEW MEXICO (0.9%)
    15,000    Finance Auth. State Transportation RB, Series 2004A (INS)                    5.25        6/15/2019         16,557
     4,700    Regents of the Univ. of New Mexico RB, Series 2004 (INS)                     5.00        7/01/2032          4,777

              NEW YORK (18.4%)
              Battery Park City Auth. RB,
     3,000      Series 2003A                                                               5.25       11/01/2021          3,291
     5,000      Series 2003A                                                               5.25       11/01/2022          5,464
              Dormitory Auth. RB,
    21,500      Series 1996B (Mental Health Services)                                      6.00        8/15/2016         25,289
     5,010      Series 2000A (Rochester Univ.) 5.95%, 7/01/2010 (INS)                      5.95(b)     7/01/2020          4,106
     5,690      Series 2000A (Rochester Univ.) 6.00%, 7/01/2010 (INS)                      6.00(b)     7/01/2022          4,644
     3,210      Series 2000A (Rochester Univ.) 6.05%, 7/01/2010 (INS)                      6.05(b)     7/01/2024          2,602
     6,310      Series 2000B (State Univ. of New York)(PRE)                                5.38        5/15/2018          7,170
     8,655      Series 2000B (State Univ. of New York)(PRE)                                5.38        5/15/2019          9,834
     9,120      Series 2000B (State Univ. of New York)(PRE)                                5.38        5/15/2020         10,362
    11,900      Series 2000C (Mt. Sinai Hospital)                                          5.50        7/01/2011         11,909
     9,000      Series 2002D (School Districts Financing Program)(INS)                     5.25       10/01/2023          9,813
     5,000      Series 2003 (Department of Health)                                         5.25        7/01/2016          5,488
     2,500      Series 2003 (Department of Health)                                         5.25        7/01/2017          2,736
     4,390      Series 2004 (Department of Health)                                         5.00        7/01/2016          4,754
    10,910    Dutchess County IDA Civic Facility RB, Series 2000                           5.75        8/01/2030         11,698
     8,730    Environmental Facilities, Series 2004E                                       5.00        6/15/2034          9,015

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                               COUPON            FINAL         MARKET
    AMOUNT    SECURITY                                                                     RATE         MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              Muni Bond Bank RB,
   $ 7,000      Series C                                                                   5.25%       6/01/2018     $    7,604
     8,415      Series C                                                                   5.25       12/01/2018          9,142
              New York City GO,
    17,520      Fiscal 2001 Series A (PRE)                                                 5.75        5/15/2030         20,223
     5,220      Fiscal 2001 Series A                                                       5.75        5/15/2030          5,628
     8,210      Fiscal 2002 Series B                                                       5.30       12/01/2018          8,754
     7,500      Fiscal 2002 Series G                                                       5.88        8/01/2019          8,529
     6,350      Fiscal 2003 Series A                                                       5.75        8/01/2016          7,163
    10,510      Fiscal 2003 Series I                                                       5.75        3/01/2019         11,785
    10,000      Fiscal 2003 Series J                                                       5.50        6/01/2020         10,954
     6,815      Series 1997I (PRE)                                                         6.25        4/15/2027          7,491
     6,250      Series 1997I                                                               6.25        4/15/2027          6,756
     8,800      Series 2000A (PRE)                                                         6.00        5/15/2020          9,905
     1,500      Series 2005G                                                               5.00       12/01/2026          1,541
     2,750      Series 2005G                                                               5.00       12/01/2027          2,813
     2,000      Series 2005G                                                               5.00       12/01/2028          2,038
              New York City Municipal Water Finance Auth. RB,
    11,000      Series 1999A                                                               5.75        6/15/2030         12,126
     4,975      Series 2000B (PRE)                                                         6.00        6/15/2033          5,808
     3,025      Series 2000B (PRE)                                                         6.00        6/15/2033          3,515
    15,000      Series 2002A                                                               5.38        6/15/2018         16,606
     6,850    New York City Transit Auth. MTA COP, Series 2000A (PRE)(INS)                 5.88        1/01/2030          7,928
              New York City Transit Auth. MTA RB,
     5,000      Series 2002A (INS)                                                         5.50       11/15/2018          5,621
     5,000      Series 2002A (INS)                                                         5.50       11/15/2019          5,622
              New York City Transitional Finance Auth. RB,
     2,215      Fiscal 2004 Series C                                                       5.50        5/01/2025          2,399
     1,770      Series 1999C (PRE)                                                         5.50        5/01/2025          2,000
     7,000      Series 2001A (PRE)                                                         5.38        2/15/2022          7,938
     3,445      Series A                                                                   5.75        2/15/2017          3,868
     1,555      Series A (PRE)                                                             5.75        2/15/2017          1,791
    13,000    Sales Tax Asset Receivable Co. RB, Fiscal 2005 Series A (INS)                5.00       10/15/2032         13,441
              Thruway Auth. Highway and Bridge Trust Fund RB,
    11,000      Series 2002A (INS)                                                         5.25        4/01/2020         11,897
     4,000      Series 2002B (INS)                                                         5.38        4/01/2018          4,389
              Thruway Auth. Second General Highway and Bridge Trust Fund RB,
     4,000      Series 2003A (INS)                                                         5.25        4/01/2018          4,394
     4,000      Series 2003A (INS)                                                         5.25        4/01/2019          4,382
              Tobacco Settlement Financing Corp. RB (State Appropriation Enhanced),
     7,000      Series 2003 A-1C                                                           5.50        6/01/2018          7,731
    18,500      Series 2003 A-1C                                                           5.50        6/01/2019         20,515
    12,000      Series 2003A-1 (INS)                                                       5.25        6/01/2021         12,951
     7,500      Series 2003B-1C                                                            5.50        6/01/2020          8,249
     3,000      Series 2003B-1C                                                            5.50        6/01/2021          3,289
              Urban Development Corp. RB,
     2,500      Series B (PRE)(INS)                                                        5.25        3/15/2018          2,844
       895      Series B (PRE)(INS)                                                        5.25        3/15/2019          1,018
     2,390      Series B (PRE)                                                             5.25        3/15/2019          2,719

              NORTH CAROLINA (0.6%)
              Charlotte COP,
     3,120      Series G                                                                   5.25        6/01/2020          3,381
     5,445      Series G                                                                   5.25        6/01/2021          5,881
     4,000    Wake County Industrial Facilities PCRB, Series 2002                          5.38        2/01/2017          4,309

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                               COUPON            FINAL         MARKET
    AMOUNT    SECURITY                                                                     RATE         MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              NORTH DAKOTA (0.3%)
   $ 7,250    Fargo Health System RB, Series 2000A (INS)                                   5.63%        6/01/2031    $    7,918

              OHIO (0.9%)
     2,640    Columbus City School District Facilities Construction and Improvement,
                Series 2004 (INS)                                                          5.50        12/01/2017         3,014
     6,325    Lorain County Health Care Facilities RB, Series 1998A                        5.25         2/01/2021         6,335
              State University General Receipts Bonds,
     5,880      Series 2003B                                                               5.25         6/01/2018         6,473
     3,465      Series 2003B                                                               5.25         6/01/2019         3,805

              OKLAHOMA (0.4%)
     9,000    Norman Regional Hospital Auth. RB, Series 2002 (INS)                         5.50         9/01/2023         9,714

              PENNSYLVANIA (0.5%)
    10,000    Commonwealth GO, 1st Series 2002 (PRE)                                       5.25         2/01/2019        11,282

              PUERTO RICO (0.5%)
     5,000    Housing Finance Auth. Capital Fund Program RB, Series 2003                   5.00        12/01/2019         5,327
     5,000    Public Buildings Auth. Government Facilities RB, Series I (NBGA)             5.50         7/01/2022         5,493

              RHODE ISLAND (0.0%)(c)
       975    Housing and Mortgage Finance Corp. SFH RB, Series 15-A                       6.85        10/01/2024           996

              SOUTH CAROLINA (3.4%)
     5,000    Georgetown County Environmental Improvement RB, Series 2002A                 5.70         4/01/2014         5,558
              Jobs Economic Development Auth. RB,
     2,300      Series 2001 (Georgetown Memorial Hospital)(INS)                            5.25         2/01/2021         2,409
     3,750      Series 2001 (Georgetown Memorial Hospital)(INS)                            5.38         2/01/2026         3,924
    30,000      Series 2002A (Bon Secours Health System)                                   6.00        11/15/2026        31,983
              Lexington County Health Services District, Inc. RB,
    12,000      Series 2002                                                                5.50        11/01/2023        12,649
     8,000      Series 2002                                                                5.75        11/01/2028         8,540
     4,500    Medical Univ. Hospital Auth. RB, Series 2004A (INS)                          5.00         8/15/2031         4,568
     8,000    Transportation Infrastructure Bank RB, Series 1999A (INS)                    5.25        10/01/2021         8,700

              SOUTH DAKOTA (0.1%)
     2,000    Health and Educational Facilities Auth. RB, Series 2004A                     5.25        11/01/2027         2,037

              TENNESSEE (0.8%)
     5,605    Shelby County Health Educational & Hospital RB (ETM)                         6.38         9/01/2019         6,705
     9,395    Shelby County Health Educational & Hospital RB (PRE)                         6.38         9/01/2019        11,268

              TEXAS (16.6%)
     2,500    Austin Airport System RB, Series 2003 (INS)                                  5.25        11/15/2017         2,738
     5,000    Austin Higher Education Auth. RB, Series 1998                                5.25         8/01/2023         5,090
              Austin Public Improvements GO,
     6,585      Series 2001                                                                5.13         9/01/2020         7,059
     6,930      Series 2001                                                                5.13         9/01/2021         7,400
    19,500    Bell County Health Facilities Development Corp. RB, Series 1989 (ETM)        6.50         7/01/2019        24,194
              Comal County Health Facilities Development Corp. RB,
     4,000      Series 2002A (McKenna Memorial Hospital Project)                           6.13         2/01/2022         4,189
     2,350      Series 2002A (McKenna Memorial Hospital Project)                           6.25         2/01/2032         2,436

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                               COUPON            FINAL         MARKET
    AMOUNT    SECURITY                                                                     RATE         MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              Cypress-Fairbanks ISD GO,
   $ 3,595      Series 2001 (NBGA)                                                         5.25%       2/15/2016     $    3,955
     8,500      Series 2001 (NBGA)                                                         5.25        2/15/2017          9,310
     4,240    Dallas ISD GO (PRE)(NBGA)                                                    5.50        2/15/2016          4,849
     3,260    Dallas ISD GO (NBGA)                                                         5.50        2/15/2016          3,635
              Del Mar College District Limited Tax Bonds,
     3,765      Series 2003 (INS)                                                          5.25        8/15/2019          4,109
     3,960      Series 2003 (INS)                                                          5.25        8/15/2020          4,315
     7,210    Duncanville ISD GO, Series 2001B (NBGA)                                      5.63        2/15/2024          8,056
    10,420    Edinburg Consolidated ISD GO, Series 2000 (NBGA)                             5.50        2/15/2030         11,272
              Fort Bend ISD GO,
     4,750      Series 1999 (NBGA)                                                         5.38        2/15/2024          5,117
     4,440      Series 2004A (NBGA)                                                        5.25        8/15/2025          4,786
     4,000      Series 2004A (NBGA)                                                        5.25        8/15/2027          4,272
              Guadalupe-Blanco River Auth. RB,
     1,000      Series 2003 (INS)                                                          5.25        4/15/2019          1,090
     1,000      Series 2003 (INS)                                                          5.25        4/15/2021          1,085
     3,500      Series 2004A (INS)                                                         5.00        8/15/2037          3,549
     6,000    Houston Water and Sewer Systems RB, Series 2002A (PRE)(INS)                  5.25       12/01/2023          6,793
     2,645    Keller Higher Education Facilities Corp. RB, Series 2001A (INS)              5.25        6/01/2021          2,769
    12,700    Lower Colorado River Auth. RB, Series 2003B (INS)                            5.00        5/15/2031         12,938
              Lubbock County GO,
     4,865      Series 2003 (INS)                                                          5.38        2/15/2018          5,382
     5,125      Series 2003 (INS)                                                          5.38        2/15/2019          5,648
              Midlothian Development Auth. Tax Increment Contract RB,
     7,525      Series 1999                                                                6.70       11/15/2023          7,784
    13,290      Series 2001                                                                7.88       11/15/2021         14,906
    11,500    North Central Health Facilities Development Corp. RB, Series 2002 (INS)      5.25        8/15/2022         12,314
     6,780    Northside ISD GO, Series 2001 (NBGA)                                         5.13        2/15/2022          7,115
    13,500    Port of Corpus Christi IDC PCRB, Series 1997A                                5.45        4/01/2027         13,599
     5,815    Sabine River Auth. PCRB, Series B                                            6.15        8/01/2022          6,446
     4,060    San Antonio Electric and Gas System RB, Series 2002                          5.38        2/01/2020          4,451
     4,000    San Antonio General Improvement GO, Series 2001                              5.25        2/01/2017          4,362
              Spring Branch ISD GO,
     3,195      Series 2001 (NBGA)                                                         5.13        2/01/2019          3,426
    10,160      Series 2001 (NBGA)                                                         5.13        2/01/2022         10,659
     4,435    Texas A&M Univ. Board of Regents RB, Series 2001B                            5.00        5/15/2021          4,643
              Texas Tech Univ. RB,
     2,000      9th Series 2003 (INS)                                                      5.25        2/15/2018          2,190
     2,570      9th Series 2003 (INS)                                                      5.25        2/15/2019          2,802
     6,420    Travis County Health Facilities Development Corp. RB,
                Series 1999A (PRE)(INS)                                                    5.88       11/15/2024          7,372
              Tyler Health Facilities Development Corp. Hospital RB,
     3,700      Series 1993A (East Texas Medical Center)                                   6.75       11/01/2025          3,709
    10,300      Series 1993B (East Texas Medical Center)                                   6.75       11/01/2025         10,326
     7,350      Series 2001 (Mother Frances Hospital)                                      6.00        7/01/2027          7,744
     4,595      Series 2003 (Mother Frances Hospital)                                      5.75        7/01/2027          4,783
     8,585      Series 2003 (Mother Frances Hospital)                                      5.75        7/01/2033          8,897
              Univ. of Texas Board of Regents RB,
     5,000      Series 2001B (PRE)                                                         5.38        8/15/2017          5,657
     9,500      Series 2001B (PRE)                                                         5.38        8/15/2019         10,748
    19,985      Series 2002B                                                               5.25        7/01/2019         21,885
     2,500      Series 2003B                                                               5.25        8/15/2020          2,724
    24,280    Veterans' Land Board RB, Series 2002, 6.25%, 8/01/2005                       6.43(b)     8/01/2035         25,794
     7,500    Water Development Board Senior Lien RB, Series 1997B                         5.00        7/15/2019          7,946
     7,420    Weatherford ISD GO, Series 2001 (NBGA)                                       5.45        2/15/2030          7,904
     3,000    Wichita Falls Water and Sewer Systems RB, Series 2001 (INS)                  5.38        8/01/2024          3,265

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                               COUPON            FINAL         MARKET
    AMOUNT    SECURITY                                                                     RATE         MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              UTAH (0.4%)
   $ 7,150    Nebo School District GO, Series 2000 (PRE)(NBGA)                             5.50%       7/01/2020     $    8,083

              VIRGINIA (0.3%)
     5,000    Greater Richmond Convention Center Auth. RB, Series 2000                     6.25        6/15/2032          5,658
     1,000    Hanover County IDA Bon Secours Health System Hospital RB,
                Series 1995 (INS)                                                          6.38        8/15/2018          1,208

              WASHINGTON (1.3%)
     7,665    Health Care Facilities Auth. RB, Series 2001A (INS)                          5.25       10/01/2021          8,159
     5,000    Housing Finance Commission RB, Series 1999 (INS)                             6.00        7/01/2029          5,446
     9,830    Snohomish County GO, Series 2001 (INS)                                       5.13       12/01/2021         10,577
              Spokane Public Facilities District RB,
     1,000      Series 2003 (INS)                                                          5.75       12/01/2020          1,154
     2,000      Series 2003 (INS)                                                          5.75       12/01/2021          2,302
     1,000      Series 2003 (INS)                                                          5.75       12/01/2022          1,150

              WEST VIRGINIA (0.2%)
              West Virginia Univ. Board of Governors RB,
     2,500      Series 2004C (INS)                                                         5.00       10/01/2027          2,600
     2,500      Series 2004C (INS)                                                         5.00       10/01/2028          2,591

              WISCONSIN (0.7%)
     7,250    Health and Education Facilities Auth. RB,
                Series 2001 (Froedtert & Community Health)                                 5.38       10/01/2021          7,620
     8,000    Univ. of Wisconsin Hospitals and Clinics Auth. RB, Series 2000 (INS)         6.20        4/01/2029          9,102
                                                                                                                     ----------
              Total fixed-rate instruments (cost: $2,015,704)                                                         2,191,777
                                                                                                                     ----------
              PUT BONDS (1.6%)

              DISTRICT OF COLUMBIA (0.8%)
              MedStar Univ. Hospital RB,
    15,000      Series 2001B (PRE)                                                         6.63        8/15/2031         15,086
     3,500      Series 2001C (PRE)                                                         6.80        8/15/2031          3,676

              MICHIGAN (0.3%)
     5,500    Strategic Fund PCRB, Series 1995CC (INS)                                     4.85        9/01/2030          5,916

              MONTANA (0.2%)
     5,000    Forsyth PCRB, Series 1999A (INS)                                             5.00       10/01/2032          5,387

              PUERTO RICO (0.3%)
     5,000    Public Finance Corp. RB, Series 2004A                                        5.75        8/01/2027          5,588
                                                                                                                     ----------
              Total put bonds (cost: $34,405)                                                                            35,653
                                                                                                                     ----------
              VARIABLE-RATE DEMAND NOTES (1.5%)

              CALIFORNIA (0.3%)
     1,649    Orange County Improvement Bonds, District 88-1 (LOC - KBC Bank N.V.)         2.20        9/02/2018          1,649
     3,300    State Department of Water Resources RB, Series 2002C-7 (LIQ)(INS)            2.00        5/01/2022          3,300
     1,400    State Financing Auth. PCRB, Series 1996C (LOC - JPMorgan Chase Bank)         2.17       11/01/2026          1,400

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                               COUPON            FINAL         MARKET
    AMOUNT    SECURITY                                                                     RATE         MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------------
             COLORADO (0.2%)
   $ 4,100   Crystal Valley Metropolitan District No. 1 RB,
               Series 2004 (LOC - Wells Fargo Bank, N.A.)                                 1.99%      10/01/2034      $    4,100

             FLORIDA (0.2%)
     2,010   Capital Trust Agency MFH RB, Series 1999B (NBGA)(a)                          2.02       12/01/2032           2,010
       700   Jacksonville Health Facilities Auth. Hospital RB,
               Series 2001 (LOC - Wachovia Bank, N.A.)                                    2.12        8/15/2021             700
       200   Manatee County PCRB, Series 1994                                             2.17        9/01/2024             200
       850   Orange County School Board COP (MLO), Series 2000B (LIQ)(INS)                2.15        8/01/2025             850

             ILLINOIS (0.4%)
     1,800   Educational Facilities Auth. RB, Series 2001 (LOC - Harris
               Trust & Savings Bank)                                                      2.18       10/01/2031           1,800
     8,400   Health Facilities Auth. RB, Series 2002 (LOC - Fifth Third Bank)             2.17       11/15/2027           8,400

             NEW JERSEY (0.1%)
     2,900   Economic Development Auth. RB, Series 1998 (LOC - Bank of New York)          2.17       12/01/2007           2,900

             NEW YORK (0.0%)(c)
     1,300   Dormitory Auth. RB, Series 1993 (Oxford Univ. Press)
               (LOC - Landesbank Hessen-Thuringen)                                        2.17        7/01/2023           1,300

             SOUTH CAROLINA (0.1%)
     1,300   Greenville County Industrial RB, Series 1984
               (LOC - Wells Fargo Bank, N.A.)                                             1.99        7/01/2014           1,300

             TEXAS (0.0%)(c)
       725   Austin Higher Education Auth. RB, Series 2000
               (LOC - JPMorgan Chase Bank)                                                2.18        4/01/2025             725

             VIRGINIA (0.2%)
     1,845   Loudoun County IDA RB, Series 2003A                                          2.17        2/15/2038           1,845
     2,100   Peninsula Ports Auth. Coal Terminal RB, Series 1987D
               (LOC - U.S. Bank, N.A.)                                                    2.17        7/01/2016           2,100
                                                                                                                     ----------
             Total variable-rate demand notes (cost: $34,579)                                                            34,579
                                                                                                                     ----------

             TOTAL INVESTMENTS (COST: $2,084,688)                                                                    $2,262,009
                                                                                                                     ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LONG-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Long-Term Fund (the Fund).

          A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

          B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2004, were $180,611,000 and $3,290,000, respectively, resulting in net unrealized appreciation of $177,321,000.

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,289,281,000 at December 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

          (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

          (c) Represents less than 0.1% of net assets.

12

 N O T E S
==========----------------------------------------------------------------------

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

            DIRECTORS    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48460-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.